Retirement employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure Of Retirement Benefits [Abstract]
Retirement employee benefits
17.	Retirement employee benefits
a.

Defined contribution plans – Under Mexican legislation, the Company makes payments equivalent to 2% of its workers’ daily comprehensive salary to a defined contribution plan that is part of the retirement savings system. The expense was Ps. 7,162,       Ps. 8,016 and Ps. 8,669 in 2018, 2019 and 2020, respectively.

In Jamaica, the Company operates a defined contribution pension plan, which is managed by an independent trust. The Company has no further obligation other than its contribution mandated under the plan. The pension plan is financed primarily by payments from employees and the Company.

b.

Defined benefit plans – According to the Federal Labor Law in Article 162, the Company is required to pay in Mexico a seniority premium as postemployment benefits if an employee leaves and if have at least 15 years of service, which consist of a payment of 12 days per worked year based on the last salary, not to exceed twice the legal minimum wage established by law. The present value of the retirement benefit obligation and the current service cost and past service costs were calculated by independent experts using the projected unit credit method.

The defined benefit plans in Mexico usually expose the Company to actuarial risks such as: interest rate risk, longevity risk and salary risk.

Interest risk	A decrease in the interest rate bond will increase the plan liability.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of the plan participants, during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of the plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

The amount included in the statement of financial position arising from the obligation of the entity for defined benefit plans on December 31, 2018, 2019 and 2020 is as follows:

	2018		2019		2020
Present value of defined benefit obligations	Ps.	120,606	Ps.	144,743	Ps.	183,125

The table below shows the movements in the present value of defined benefit obligations:

	2018		2019		2020
Opening defined benefit obligation	Ps.	112,980	Ps.	120,606	Ps.	144,743
Plan modifications		—		956		-
Current service cost		12,775		13,152		18,745
Interest cost		8,907		12,048		13,245
Actuarial gains		(3,359)		(115)		(607)
Cost per service passed for modification or reduction		(10,858)		—		-
New measurement (gains) / losses:
Actuarial losses resulting from changes in financial and demographic assumptions		161		1,404		23,797
Benefits paid		—		(3,308)		(16,798)
Ending defined benefit obligation	Ps.	120,606	Ps.	144,743	Ps.	183,125

Below are the amounts for the years ended December 31, 2018, 2019 and 2020 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2018		2019		2020
Current service labor cost	Ps.	12,775	Ps.	13,152	Ps.	18,745
Interest cost		8,907		12,048		13,245
Actuarial gains		(3,359)		(115)		(607)
Cost per service passed for modification or reduction		(10,858)		—		—
Cost per service for plan modification		—		956		—
Benefits paid		—		(3,308)		(16,798)
Components of defined benefit costs recognized in net income (Note 24)		7,465		22,735		14,585
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		161		1,404		23,797
Total recognized as employee benefit cost	Ps.	7,626	Ps.	24,139	Ps.	38,382

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2018	2019	2020
Discount of the projected benefit obligation at present value	9.2%	7.4%	7.1%
Salary increase	6.0%	6.8%	6.8%
Remaining labor life	18.6 years	17.6 years	17.7 years
Inflation	6.7%	6.0%	6.75%

The discount rate is determined based on the structure of the interest rate curve of government bonds for 30 years. The net interest cost on the retirement benefit obligation is recorded in profit and loss within the cost of services, in conjunction with the other components of liabilities for retirement benefits.

If the discount rate had a variation of 100 basis points upward or downward, the effect on the liability for retirement benefits would be impacted by Ps. 19,109.

Assumptions related to expected mortality are based on statistics and experience of the Mexican population. The average life expectancy of an individual retiring at age 65 is 17 years for men and 19 years for women (Demographic Mortality Experience for Active people, EMSSA 2009).